Distribution Date:	10/17/23	UBS Commercial Mortgage Trust 2017-C4
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2017-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	5		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	18		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	22		PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276RBA5	2.129000%	29,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276RBB3	3.147000%	59,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276RBC1	3.366000%	40,741,000.00	32,335,909.52	735,973.08	90,702.23	0.00	0.00	826,675.31	31,599,936.44	34.95%	30.00%
A-3	90276RBD9	3.301000%	198,022,000.00	180,403,470.50	0.00	496,259.88	0.00	0.00	496,259.88	180,403,470.50	34.95%	30.00%
A-4	90276RBE7	3.563000%	244,980,000.00	244,980,000.00	0.00	727,386.45	0.00	0.00	727,386.45	244,980,000.00	34.95%	30.00%
A-S	90276RBH0	3.836000%	85,926,000.00	85,926,000.00	0.00	274,676.78	0.00	0.00	274,676.78	85,926,000.00	22.71%	19.50%
B	90276RBJ6	4.239000%	31,711,000.00	31,711,000.00	0.00	112,019.11	0.00	0.00	112,019.11	31,711,000.00	18.20%	15.63%
C	90276RBK3	4.534464%	31,710,000.00	31,710,000.00	0.00	119,823.21	0.00	0.00	119,823.21	31,710,000.00	13.69%	11.75%
D	90276RAL2	2.900000%	37,848,000.00	37,848,000.00	0.00	91,466.00	0.00	0.00	91,466.00	37,848,000.00	8.30%	7.13%
E	90276RAN8	3.330000%	16,367,000.00	16,367,000.00	0.00	45,418.43	0.00	0.00	45,418.43	16,367,000.00	5.97%	5.13%
F	90276RAQ1	3.330000%	8,184,000.00	8,184,000.00	0.00	22,710.60	0.00	0.00	22,710.60	8,184,000.00	4.80%	4.13%
G	90276RAS7	3.330000%	20,458,000.00	20,458,000.00	0.00	44,694.11	0.00	0.00	44,694.11	20,458,000.00	1.89%	1.63%
NR*	90276RAU2	3.330000%	13,298,557.00	13,287,269.11	0.00	0.00	0.00	0.00	0.00	13,287,269.11	0.00%	0.00%
Z	90276RAX6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276RAY4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,339,557.02	703,210,649.13	735,973.08	2,025,156.80	0.00	0.00	2,761,129.88	702,474,676.05

X-A	90276RBF4	1.088645%	572,837,000.00	457,719,380.02	0.00	415,244.86	0.00	0.00	415,244.86	456,983,406.94
X-B	90276RBG2	0.464594%	149,347,000.00	149,347,000.00	0.00	57,821.41	0.00	0.00	57,821.41	149,347,000.00
X-D	90276RAA6	1.634464%	37,848,000.00	37,848,000.00	0.00	51,551.00	0.00	0.00	51,551.00	37,848,000.00
X-E	90276RAC2	1.204464%	16,367,000.00	16,367,000.00	0.00	16,427.89	0.00	0.00	16,427.89	16,367,000.00
X-F	90276RAE8	1.204464%	8,184,000.00	8,184,000.00	0.00	8,214.45	0.00	0.00	8,214.45	8,184,000.00
X-G	90276RAG3	1.204464%	20,458,000.00	20,458,000.00	0.00	20,534.11	0.00	0.00	20,534.11	20,458,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276RAJ7	1.204464%	13,298,557.00	13,287,269.11	0.00	13,336.70	0.00	0.00	13,336.70	13,287,269.11
Notional SubTotal			818,339,557.00	703,210,649.13	0.00	583,130.42	0.00	0.00	583,130.42	702,474,676.05

Deal Distribution Total					735,973.08	2,608,287.22	0.00	0.00	3,344,260.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276RBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276RBC1	793.69454653	18.06467882	2.22631330	0.00000000	0.00000000	0.00000000	0.00000000	20.29099212	775.62986770
A-3	90276RBD9	911.02741362	0.00000000	2.50608458	0.00000000	0.00000000	0.00000000	0.00000000	2.50608458	911.02741362
A-4	90276RBE7	1,000.00000000	0.00000000	2.96916667	0.00000000	0.00000000	0.00000000	0.00000000	2.96916667	1,000.00000000
A-S	90276RBH0	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
B	90276RBJ6	1,000.00000000	0.00000000	3.53250008	0.00000000	0.00000000	0.00000000	0.00000000	3.53250008	1,000.00000000
C	90276RBK3	1,000.00000000	0.00000000	3.77871996	0.00000000	0.00000000	0.00000000	0.00000000	3.77871996	1,000.00000000
D	90276RAL2	1,000.00000000	0.00000000	2.41666667	0.00000000	0.00000000	0.00000000	0.00000000	2.41666667	1,000.00000000
E	90276RAN8	1,000.00000000	0.00000000	2.77500031	0.00000000	0.00000000	0.00000000	0.00000000	2.77500031	1,000.00000000
F	90276RAQ1	1,000.00000000	0.00000000	2.77500000	0.00000000	0.00000000	0.00000000	0.00000000	2.77500000	1,000.00000000
G	90276RAS7	1,000.00000000	0.00000000	2.18467641	0.59032359	1.93065891	0.00000000	0.00000000	2.18467641	1,000.00000000
NR	90276RAU2	999.15119437	0.00000000	0.00000000	2.77264443	34.90941461	0.00000000	0.00000000	0.00000000	999.15119437
Z	90276RAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276RBF4	799.03948247	0.00000000	0.72489183	0.00000000	0.00000000	0.00000000	0.00000000	0.72489183	797.75469626
X-B	90276RBG2	1,000.00000000	0.00000000	0.38716151	0.00000000	0.00000000	0.00000000	0.00000000	0.38716151	1,000.00000000
X-D	90276RAA6	1,000.00000000	0.00000000	1.36205348	0.00000000	0.00000000	0.00000000	0.00000000	1.36205348	1,000.00000000
X-E	90276RAC2	1,000.00000000	0.00000000	1.00372029	0.00000000	0.00000000	0.00000000	0.00000000	1.00372029	1,000.00000000
X-F	90276RAE8	1,000.00000000	0.00000000	1.00372067	0.00000000	0.00000000	0.00000000	0.00000000	1.00372067	1,000.00000000
X-G	90276RAG3	1,000.00000000	0.00000000	1.00372031	0.00000000	0.00000000	0.00000000	0.00000000	1.00372031	1,000.00000000
X-NR	90276RAJ7	999.15119437	0.00000000	1.00286821	0.00000000	0.00000000	0.00000000	0.00000000	1.00286821	999.15119437

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	90,702.23	0.00	90,702.23	0.00	0.00	0.00	90,702.23	0.00
A-3	09/01/23 - 09/30/23	30	0.00	496,259.88	0.00	496,259.88	0.00	0.00	0.00	496,259.88	0.00
A-4	09/01/23 - 09/30/23	30	0.00	727,386.45	0.00	727,386.45	0.00	0.00	0.00	727,386.45	0.00
X-A	09/01/23 - 09/30/23	30	0.00	415,244.86	0.00	415,244.86	0.00	0.00	0.00	415,244.86	0.00
X-B	09/01/23 - 09/30/23	30	0.00	57,821.41	0.00	57,821.41	0.00	0.00	0.00	57,821.41	0.00
X-D	09/01/23 - 09/30/23	30	0.00	51,551.00	0.00	51,551.00	0.00	0.00	0.00	51,551.00	0.00
X-E	09/01/23 - 09/30/23	30	0.00	16,427.89	0.00	16,427.89	0.00	0.00	0.00	16,427.89	0.00
X-F	09/01/23 - 09/30/23	30	0.00	8,214.45	0.00	8,214.45	0.00	0.00	0.00	8,214.45	0.00
X-G	09/01/23 - 09/30/23	30	0.00	20,534.11	0.00	20,534.11	0.00	0.00	0.00	20,534.11	0.00
X-NR	09/01/23 - 09/30/23	30	0.00	13,336.70	0.00	13,336.70	0.00	0.00	0.00	13,336.70	0.00
A-S	09/01/23 - 09/30/23	30	0.00	274,676.78	0.00	274,676.78	0.00	0.00	0.00	274,676.78	0.00
B	09/01/23 - 09/30/23	30	0.00	112,019.11	0.00	112,019.11	0.00	0.00	0.00	112,019.11	0.00
C	09/01/23 - 09/30/23	30	0.00	119,823.21	0.00	119,823.21	0.00	0.00	0.00	119,823.21	0.00
D	09/01/23 - 09/30/23	30	0.00	91,466.00	0.00	91,466.00	0.00	0.00	0.00	91,466.00	0.00
E	09/01/23 - 09/30/23	30	0.00	45,418.43	0.00	45,418.43	0.00	0.00	0.00	45,418.43	0.00
F	09/01/23 - 09/30/23	30	0.00	22,710.60	0.00	22,710.60	0.00	0.00	0.00	22,710.60	0.00
G	09/01/23 - 09/30/23	30	27,344.70	56,770.95	0.00	56,770.95	12,076.84	0.00	0.00	44,694.11	39,497.42
NR	09/01/23 - 09/30/23	30	426,189.99	36,872.17	0.00	36,872.17	36,872.17	0.00	0.00	0.00	464,244.84
Totals			453,534.69	2,657,236.23	0.00	2,657,236.23	48,949.01	0.00	0.00	2,608,287.22	503,742.26

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,344,260.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,667,445.74	Master Servicing Fee	3,910.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,544.57
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	293.00
ARD Interest	0.00	Operating Advisor Fee	996.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	175.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,667,445.74	Total Fees	10,209.68

Principal		Expenses/Reimbursements
Scheduled Principal	735,973.08	Reimbursement for Interest on Advances	3,362.11
Unscheduled Principal Collections		ASER Amount	29,661.40
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,250.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,675.50
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	735,973.08	Total Expenses/Reimbursements	48,949.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,608,287.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	735,973.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,344,260.30
Total Funds Collected	3,403,418.82	Total Funds Distributed	3,403,418.99

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	703,210,649.13	703,210,649.13	Beginning Certificate Balance	703,210,649.13
(-) Scheduled Principal Collections	735,973.08	735,973.08	(-) Principal Distributions	735,973.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	702,474,676.05	702,474,676.05	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	703,357,202.70	703,357,202.70	Ending Certificate Balance	702,474,676.05
Ending Actual Collateral Balance	702,645,867.14	702,645,867.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	21,102,924.40	3.00%	46	4.6599	NAP	Defeased	3	21,102,924.40	3.00%	46	4.6599	NAP
5,000,000 or less	6	18,631,351.81	2.65%	44	4.3832	2.240951	1.40 or less	11	151,160,932.64	21.52%	47	4.6394	0.769433
5,000,001 to 10,000,000	13	87,877,923.34	12.51%	46	4.5674	1.897859	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	10	128,420,250.35	18.28%	42	4.6500	2.197777	1.51 to 1.60	4	53,276,927.90	7.58%	47	4.3785	1.561862
15,000,001 to 20,000,000	6	98,777,201.11	14.06%	47	4.8167	1.720424	1.61 to 1.70	5	119,601,731.54	17.03%	47	4.9379	1.674846
20,000,001 to 25,000,000	6	138,853,172.10	19.77%	47	4.5012	1.873923	1.71 to 1.80	3	40,083,843.47	5.71%	45	4.4855	1.735159
25,000,001 to 30,000,000	3	81,429,337.66	11.59%	46	4.3539	1.440266	1.81 to 1.90	3	48,908,803.91	6.96%	46	4.6640	1.886911
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	33,606,846.23	4.78%	46	4.5791	1.932220
35,000,001 to 40,000,000	1	35,984,794.57	5.12%	46	4.8100	1.898400	2.01 to 2.25	7	69,858,586.87	9.94%	47	4.7878	2.106196
40,000,001 or greater	2	91,397,720.71	13.01%	46	4.2734	2.924724	2.26 to 2.50	2	30,350,023.83	4.32%	46	4.5655	2.327127
Totals	50	702,474,676.05	100.00%	45	4.5518	2.003910	2.51 or greater	9	134,524,055.26	19.15%	41	4.0081	3.935683
							Totals	50	702,474,676.05	100.00%	45	4.5518	2.003910
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	21,102,924.40	3.00%	46	4.6599	NAP
							Defeased	16	21,102,924.40	3.00%	46	4.6599	NAP
California	8	102,633,929.15	14.61%	46	4.5541	1.706325
							Industrial	14	32,600,721.94	4.64%	46	4.5797	2.313013
Florida	6	55,180,955.14	7.86%	47	4.8736	1.583966
							Lodging	10	151,080,056.22	21.51%	42	4.7087	1.979438
Georgia	1	7,000,000.00	1.00%	47	4.0820	2.637600
							Mixed Use	1	48,250,000.00	6.87%	46	4.7400	1.657500
Hawaii	1	14,377,632.27	2.05%	47	4.6500	2.743400
							Multi-Family	9	80,625,190.27	11.48%	47	4.6529	1.510602
Illinois	6	68,235,152.80	9.71%	38	4.6455	1.583010
							Office	13	195,153,431.47	27.78%	47	4.2340	2.096588
Kentucky	1	6,173,644.99	0.88%	43	6.0720	2.036700
							Other	1	15,200,000.00	2.16%	48	5.3100	1.699800
Maryland	3	6,025,444.45	0.86%	47	4.4900	2.052000
							Retail	18	158,462,351.76	22.56%	47	4.5919	2.288220
Michigan	12	13,753,830.49	1.96%	47	4.5300	2.381700
							Totals	82	702,474,676.05	100.00%	45	4.5518	2.003910
Missouri	1	16,286,553.41	2.32%	47	4.6100	1.570400

Nevada	1	3,566,666.72	0.51%	44	4.9600	1.581100

New Jersey	3	47,586,922.05	6.77%	46	4.5519	1.538943

New Mexico	1	13,250,000.00	1.89%	47	4.3600	2.225000

New York	6	128,651,731.54	18.31%	46	4.0257	2.855627

Ohio	1	15,379,219.19	2.19%	47	4.4500	1.910700

Pennsylvania	6	42,255,643.62	6.02%	46	4.9489	1.632707

South Carolina	1	5,033,578.45	0.72%	43	5.0000	1.741100

Texas	5	75,226,570.24	10.71%	46	4.7364	1.540077

Utah	2	35,754,277.15	5.09%	46	4.5862	3.151125

Washington	1	25,000,000.00	3.56%	48	4.6200	2.027700

Totals	82	702,474,676.05	100.00%	45	4.5518	2.003910

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,102,924.40	3.00%	46	4.6599	NAP	Defeased	3	21,102,924.40	3.00%	46	4.6599	NAP
	3.5000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	6	86,000,000.00	12.24%	45	3.7165	3.597553	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	13	164,532,142.59	23.42%	43	4.3225	1.798643	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	24	383,833,645.54	54.64%	47	4.7394	1.782402	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	4	47,005,963.52	6.69%	47	5.3023	1.794370	49 months or greater	47	681,371,751.65	97.00%	45	4.5484	2.016251
	Totals	50	702,474,676.05	100.00%	45	4.5518	2.003910	Totals	50	702,474,676.05	100.00%	45	4.5518	2.003910
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	21,102,924.40	3.00%	46	4.6599	NAP	Defeased	3	21,102,924.40	3.00%	46	4.6599	NAP
	60 months or less	47	681,371,751.65	97.00%	45	4.5484	2.016251	Interest Only	15	259,000,000.00	36.87%	44	4.3258	2.576045
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	32	422,371,751.65	60.13%	46	4.6850	1.672983
	Totals	50	702,474,676.05	100.00%	45	4.5518	2.003910	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	702,474,676.05	100.00%	45	4.5518	2.003910
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	21,102,924.40	3.00%	46	4.6599	NAP			No outstanding loans in this group
Underwriter's Information		5	60,168,883.45	8.57%	45	4.1925	2.334198
	12 months or less	40	602,541,910.24	85.77%	46	4.5934	1.901647
	13 months to 24 months	2	18,660,957.96	2.66%	12	4.2449	4.691513
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	702,474,676.05	100.00%	45	4.5518	2.003910
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453011579	OF	New York	NY	Actual/360	3.752%	134,892.13	0.00	0.00	N/A	08/09/27	--	43,147,720.71	43,147,720.71	10/09/23
1A	303161175	OF	New York	NY	Actual/360	3.752%	21,422.19	0.00	0.00	N/A	08/09/27	--	6,852,279.29	6,852,279.29	10/09/23
2	300571742	MU	Dallas	TX	Actual/360	4.740%	190,587.50	0.00	0.00	N/A	08/06/27	--	48,250,000.00	48,250,000.00	10/06/23
4	308901004	RT	South Jordan	UT	Actual/360	4.586%	85,566.31	42,388.68	0.00	N/A	08/06/27	--	22,388,811.67	22,346,422.99	10/06/23
4A	308901104	RT	South Jordan	UT	Actual/360	4.586%	51,339.79	25,433.20	0.00	N/A	08/06/27	--	13,433,287.36	13,407,854.16	10/06/23
5	303161159	LO	Brea	CA	Actual/360	4.810%	144,470.78	57,810.69	0.00	N/A	08/01/27	--	36,042,605.26	35,984,794.57	10/01/23
6	307771017	OF	New York	NY	Actual/360	3.669%	18,347.00	0.00	0.00	N/A	06/01/27	--	6,000,000.00	6,000,000.00	10/01/23
6A	308901006	OF	New York	NY	Actual/360	3.669%	76,445.83	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	10/01/23
7	300571727	LO	Irvine	CA	Actual/360	4.380%	99,436.01	53,435.54	0.00	N/A	07/06/27	--	27,242,742.60	27,189,307.06	10/06/23
8	308901008	MF	East Orange	NJ	Actual/360	4.510%	108,185.69	45,520.05	0.00	N/A	08/01/27	--	28,785,550.65	28,740,030.60	10/01/23
9	308901009	MF	Philadelphia	PA	Actual/360	5.000%	58,333.33	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	10/06/23
9A	308901109	MF	Philadelphia	PA	Actual/360	5.000%	58,333.33	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	10/06/23
10	28001132	OF	New York	NY	Actual/360	4.150%	88,187.50	0.00	0.00	N/A	09/06/27	--	25,500,000.00	25,500,000.00	10/06/23
11	28001135	LO	Orlando	FL	Actual/360	4.748%	95,000.58	37,467.23	0.00	N/A	09/06/27	--	24,010,256.79	23,972,789.56	10/06/23
12	308901012	RT	Puyallup	WA	Actual/360	4.620%	96,250.00	0.00	0.00	N/A	10/06/27	--	25,000,000.00	25,000,000.00	10/06/23
13	303161178	OF	New York	NY	Actual/360	5.000%	92,461.63	39,059.67	0.00	N/A	10/01/27	--	22,190,791.21	22,151,731.54	10/01/23
14	303161179	OF	Rolling Meadows	IL	Actual/360	4.450%	75,728.79	39,018.34	0.00	N/A	10/01/27	--	20,421,246.35	20,382,228.01	06/01/23
15	28001059	OF	Jacksonville	FL	Actual/360	5.020%	83,666.67	0.00	0.00	09/06/27	10/06/31	--	20,000,000.00	20,000,000.00	10/06/23
16	28001111	IN	Hamilton Township	NJ	Actual/360	4.595%	63,662.87	29,584.03	0.00	N/A	07/06/27	--	16,625,777.37	16,596,193.34	10/06/23
17	308901017	LO	St Louis	MO	Actual/360	4.610%	62,674.05	27,733.56	0.00	N/A	09/01/27	--	16,314,286.97	16,286,553.41	10/01/23
18	300571755	RT	San Antonio	TX	Actual/360	4.890%	62,508.06	24,166.41	0.00	N/A	09/06/27	--	15,339,401.58	15,315,235.17	10/06/23
19	28201137	RT	Macedonia	OH	Actual/360	4.450%	57,122.05	24,480.39	0.00	N/A	09/06/27	--	15,403,699.58	15,379,219.19	10/06/23
20	300571758	98	Chicago	IL	Actual/360	5.310%	67,260.00	0.00	0.00	N/A	10/06/27	--	15,200,000.00	15,200,000.00	10/06/23
21	308901021	RT	Kailua Kona	HI	Actual/360	4.650%	55,799.14	22,144.52	0.00	N/A	09/06/27	--	14,399,776.79	14,377,632.27	10/06/23
22	308901022	IN	Troy	MI	Actual/360	4.530%	52,007.50	22,991.74	0.00	N/A	09/01/27	--	13,776,822.23	13,753,830.49	10/01/23
23	308901023	LO	Berkeley	CA	Actual/360	4.820%	52,247.47	20,060.33	0.00	N/A	09/06/27	--	13,007,668.52	12,987,608.19	10/06/23
25	308901025	MF	Santa Fe	NM	Actual/360	4.360%	48,141.67	0.00	0.00	N/A	09/01/27	--	13,250,000.00	13,250,000.00	10/01/23
27	308901027	MF	Various	Various	Actual/360	4.490%	39,869.39	20,355.48	0.00	N/A	09/01/27	--	10,655,515.14	10,635,159.66	10/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	308901028	RT	Sarasota	FL	Actual/360	4.881%	45,649.10	14,722.16	0.00	N/A	08/06/27	--	11,222,887.74	11,208,165.58	10/06/23
29	308901029	LO	Chicago	IL	Actual/360	4.044%	36,396.90	0.00	0.00	N/A	08/05/22	--	10,800,000.00	10,800,000.00	09/05/23
30	308901030	OF	Chicago	IL	Actual/360	4.180%	31,092.72	15,740.93	0.00	N/A	09/01/27	--	8,926,140.40	8,910,399.47	10/01/23
31	28001140	RT	Cypress	CA	Actual/360	4.376%	28,944.35	13,499.91	0.00	N/A	10/06/27	--	7,937,207.68	7,923,707.77	10/06/23
32	308901032	Various McAllen		TX	Actual/360	4.521%	29,662.88	12,748.60	0.00	N/A	09/06/27	--	7,873,706.56	7,860,957.96	10/06/23
33	308901033	MF	Various	FL	Actual/360	4.950%	31,438.90	11,262.70	0.00	N/A	07/01/27	--	7,621,552.51	7,610,289.81	10/01/23
34	28001129	RT	Indian Trail	NC	Actual/360	4.374%	26,628.93	13,309.17	0.00	N/A	09/06/27	--	7,305,605.69	7,292,296.52	10/06/23
35	300571728	LO	Costa Mesa	CA	Actual/360	4.380%	25,671.39	13,795.45	0.00	N/A	07/06/27	--	7,033,256.91	7,019,461.46	10/06/23
36	308901036	RT	East Saint Louis	IL	Actual/360	5.000%	28,870.67	12,196.18	0.00	N/A	10/06/27	--	6,928,961.76	6,916,765.58	09/06/23
38	308901038	OF	Laguna Hills	CA	Actual/360	4.430%	24,149.35	12,535.67	0.00	N/A	10/01/27	--	6,541,585.77	6,529,050.10	10/01/23
39	300571752	IN	Grand Blanc	MI	Actual/360	4.640%	24,039.74	16,836.39	0.00	N/A	09/06/27	03/06/27	6,217,174.46	6,200,338.07	10/06/23
40	28001130	RT	Lithia Springs	GA	Actual/360	4.082%	23,811.67	0.00	0.00	N/A	09/06/27	--	7,000,000.00	7,000,000.00	10/06/23
41	308901041	LO	Erlanger	KY	Actual/360	6.072%	31,286.69	9,495.96	0.00	N/A	05/05/27	--	6,183,140.95	6,173,644.99	10/05/23
42	308901042	OF	Chicago	IL	Actual/360	4.990%	25,096.02	9,355.51	0.00	N/A	09/05/27	--	6,035,115.25	6,025,759.74	09/05/23
43	300571734	LO	Chambersburg	PA	Actual/360	5.440%	25,575.76	9,394.12	0.00	N/A	08/06/27	--	5,641,712.65	5,632,318.53	10/06/23
44	308901044	LO	Duncan	SC	Actual/360	5.000%	21,029.33	13,461.48	0.00	N/A	05/01/27	--	5,047,039.93	5,033,578.45	10/01/23
45	308901045	RT	Torrance	CA	Actual/360	3.658%	12,469.79	0.00	0.00	N/A	06/01/27	--	4,091,250.00	4,091,250.00	10/01/23
45A	308901145	RT	Torrance	CA	Actual/360	3.658%	2,769.79	0.00	0.00	N/A	06/01/27	--	908,750.00	908,750.00	10/01/23
47	308901047	RT	Ephrata	PA	Actual/360	4.430%	14,846.97	8,143.99	0.00	N/A	12/01/26	--	4,021,753.86	4,013,609.87	10/01/23
48	28001125	OF	Houston	TX	Actual/360	4.518%	14,335.69	7,243.91	0.00	N/A	09/06/27	--	3,807,621.02	3,800,377.11	10/06/23
49	308901049	RT	Las Vegas	NV	Actual/360	4.960%	14,768.98	6,472.61	0.00	N/A	06/01/27	--	3,573,139.33	3,566,666.72	10/01/23
50	308901050	IN	Howell	NJ	Actual/360	4.770%	8,962.86	4,108.48	0.00	N/A	10/01/27	--	2,254,806.59	2,250,698.11	10/01/23
Totals							2,667,445.74	735,973.08	0.00				703,210,649.13	702,474,676.05
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	61,864,404.49	30,118,044.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,500,312.61	1,957,603.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	3,448,211.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,640,134.00	5,384,543.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	98,947,031.00	24,252,958.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,504,752.58	3,554,341.69	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,075,559.47	500,126.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	189,329.65	0.00
9	1,751,332.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,355,227.00	1,312,767.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,754,088.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,004,779.00	2,269,809.81	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,435,695.03	1,389,270.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,253,028.00	(311,037.20)	01/01/23	03/31/23	07/11/23	8,007,578.01	120,623.04	84,817.70	338,018.52	0.00	0.00
15	2,626,025.00	1,313,012.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,279,608.95	1,340,430.39	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,833,332.58	1,948,206.76	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,461,243.36	649,417.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,310,265.51	2,118,665.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,432,777.90	710,093.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,606,219.00	1,322,123.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,175,333.52	1,167,998.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,388,392.00	1,288,261.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,347,894.29	1,357,109.94	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,350,171.49	755,251.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,053,425.54	1,465,921.54	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	16,671,645.00	01/01/22	09/30/22	08/11/23	0.00	0.00	36,351.90	36,351.90	0.00	0.00
30	1,110,959.00	566,523.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	322,094.00	413,652.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	984,233.17	711,433.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,051,298.00	1,048,476.51	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,093,389.82	617,234.50	01/01/23	06/30/23	--	0.00	0.00	41,037.98	41,037.98	0.00	0.00
38	578,095.00	348,485.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	912,770.00	428,500.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,173,866.55	1,093,024.25	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	(244.56)	0.00	--	--	--	0.00	0.00	34,426.38	34,426.38	0.00	0.00
43	984,513.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	840,588.35	812,633.87	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	56,041,547.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	452,613.88	278,117.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	530,867.41	178,757.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	429,451.68	213,951.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	321,871.26	178,408.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	1,862.21	0.00
Totals	287,778,947.59	112,873,976.17				8,007,578.01	120,623.04	196,633.96	449,834.78	191,191.86	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	1	20,382,228.01	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.551775%	4.521112%	45
09/15/23	0	0.00	0	0.00	1	20,421,246.35	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.551886%	4.521219%	46
08/17/23	0	0.00	0	0.00	1	20,457,601.09	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.551986%	4.521315%	47
07/17/23	0	0.00	0	0.00	1	20,493,817.05	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552086%	4.521411%	48
06/16/23	0	0.00	0	0.00	1	20,532,423.11	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552194%	4.519507%	49
05/17/23	0	0.00	1	20,568,353.45	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552292%	4.521749%	50
04/17/23	0	0.00	1	20,606,684.13	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552400%	4.521853%	51
03/17/23	1	20,642,330.99	0	0.00	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552497%	4.521946%	52
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552624%	4.522069%	53
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552719%	4.522160%	54
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552813%	4.520992%	55
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	0	0.00	4.552917%	4.521094%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	303161179	06/01/23	3	3	84,817.70	338,018.52	0.00	20,532,423.11	12/23/22	2
29	308901029	09/05/23	0	5	36,351.90	36,351.90	0.00	10,800,000.00	06/23/20	7			07/08/22
36	308901036	09/06/23	0	B	41,037.98	41,037.98	0.00	6,928,961.76
42	308901042	09/05/23	0	B	34,426.38	34,426.38	0.00	6,035,115.25	05/18/23	98
Totals					196,633.96	449,834.78	0.00	44,296,500.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,800,000	0	0		10,800,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		671,674,676	651,292,448	20,382,228		0
49 - 60 Months		0	0	0		0
> 60 Months		20,000,000	20,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	702,474,676	671,292,448	0	0	20,382,228	10,800,000
Sep-23	703,210,649	671,989,403	0	0	20,421,246	10,800,000
Aug-23	703,888,899	672,631,298	0	0	20,457,601	10,800,000
Jul-23	704,564,440	673,270,623	0	0	20,493,817	10,800,000
Jun-23	705,292,336	673,959,913	0	0	20,532,423	10,800,000
May-23	705,962,272	674,593,919	0	20,568,353	0	10,800,000
Apr-23	706,684,765	675,278,080	0	20,606,684	0	10,800,000
Mar-23	707,349,140	675,906,809	20,642,331	0	0	10,800,000
Feb-23	708,177,133	697,377,133	0	0	0	10,800,000
Jan-23	708,835,545	698,035,545	0	0	0	10,800,000
Dec-22	709,491,329	698,691,329	0	0	0	10,800,000
Nov-22	710,200,179	699,400,179	0	0	0	10,800,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	303161179	20,382,228.01	20,532,423.11	10,900,000.00	03/24/23	(387,908.70)	(1.12680)	03/31/23	10/01/27	287
29	308901029	10,800,000.00	10,800,000.00	234,200,000.00	07/06/23	16,671,645.00	6.83640	09/30/22	08/05/22	I/O
42	308901042	6,025,759.74	6,035,115.25	9,200,000.00	06/28/17	(56,127.56)	(0.13570)	12/31/22	09/05/27	287
Totals		37,207,987.75	37,367,538.36	254,300,000.00		16,227,608.74

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	303161179	OF	IL	12/23/22	2

The Loan has recently transferred due to Imminent Monetary Default. Upon transfer to Special Servicing the Borrower informed the Lender it is no longer willing to contribute additional capital to the Property and wishes to transition the Property to the L ender. A PNL has been executed and Special Servicer has engaged legal counsel. On July 25, 2023 CBRE was appointed as receiver. The Special Servicer is in the process of taking title through foreclosure.

29	308901029	LO	IL	06/23/20	7
Lender was the successful bidder at foreclosure sale on 7/12/2022. Final deed recorded on 10/27/22. Hotel is managed by Marriott. Special Servicer projects disposition in Q3 2024.

42	308901042	OF	IL	05/18/23	98

The Loan transferred to the Special Servicer on 5/19/2023 due to Imminent Monetary Default. The loan is payment current. Special Servicer is in discussions with the Borrower about a potential resolution.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161159	0.00	4.81000%	0.00	4.81000%	9	11/22/21	04/01/20	12/13/21
11	28001135	0.00	4.74800%	0.00	4.74800%		03/07/22	10/06/20	06/13/22
17	308901017	0.00	4.61000%	0.00	4.61000%	10	11/30/21	05/01/21	--
21	308901021	15,116,000.00	4.65000%	15,116,000.00	4.65000%	10	07/01/20	06/06/20	09/11/20
29	308901029	10,800,000.00	4.04410%	10,800,000.00	4.04410%	10	05/11/20	05/12/20	05/12/20
33	308901033	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	--
43	300571734	0.00	5.44000%	0.00	5.44000%	8	05/31/22	05/31/22	--
44	308901044	5,496,886.73	5.00000%	5,496,886.73	5.00000%	10	07/30/20	07/01/20	09/11/20
Totals		31,412,886.73		31,412,886.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	28001146 11/18/21	12,182,068.01	17,900,000.00	14,502,269.53	1,199,012.08	14,502,269.53	13,303,257.45	0.00	0.00	(11,288.18)	11,288.18	0.08%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,182,068.01	17,900,000.00	14,502,269.53	1,199,012.08	14,502,269.53	13,303,257.45	0.00	0.00	(11,288.18)	11,288.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	28001146	06/17/22	0.00	0.00	11,288.18	0.00	0.00	11,288.18	0.00	0.00	11,288.18
		11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,288.18	0.00	0.00	11,288.18	0.00	0.00	11,288.18

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,362.11	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,324.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	29,661.40	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	904.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	672.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,250.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	424.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	349.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,250.00	0.00	3,675.50	29,661.40	0.00	0.00	3,362.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		48,949.01

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Supplemental Notes
None

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